Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2020
Basis of Presentation and General Information [Abstract]
Subsidiaries in Consolidation
Seanergy’s subsidiaries included in these consolidated financial statements as of December 31, 2020:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
Seanergy Management Corp. (1)(3)	Marshall Islands	N/A	N/A	N/A
Seanergy Shipmanagement Corp. (1)(3)	Marshall Islands	N/A	N/A	N/A
Sea Glorius Shipping Co. (1)	Marshall Islands	Gloriuship	November 3, 2015	N/A
Sea Genius Shipping Co. (1)	Marshall Islands	Geniuship	October 13, 2015	N/A
Leader Shipping Co. (1)	Marshall Islands	Leadership	March 19, 2015	N/A
Premier Marine Co. (1)	Marshall Islands	Premiership	September 11, 2015	N/A
Gladiator Shipping Co. (1)	Marshall Islands	Gladiatorship	September 29, 2015	October 11, 2018
Guardian Shipping Co. (1)(9)	Marshall Islands	Guardianship	October 21, 2015	November 19, 2018
Champion Ocean Navigation Co. Limited (1)(6)(10)	Malta	Championship	December 7, 2015	November 7, 2018
Squire Ocean Navigation Co. (1)	Liberia	Squireship	November 10, 2015	N/A
Emperor Holding Ltd. (1)	Marshall Islands	N/A	N/A	N/A
Knight Ocean Navigation Co. (1)(8)	Liberia	Knightship	December 13, 2016	June 29, 2018
Lord Ocean Navigation Co. (1)	Liberia	Lordship	November 30, 2016	N/A
Partner Shipping Co. Limited (1)(7)	Malta	Partnership	May 31, 2017	N/A
Pembroke Chartering Services Limited (1)(4)	Malta	N/A	N/A	N/A
Martinique International Corp. (1)(5)	British Virgin Islands	Bremen Max	September 11, 2008	March 7, 2014
Harbour Business International Corp. (1)(5)	British Virgin Islands	Hamburg Max	September 25, 2008	March 10, 2014
Maritime Capital Shipping Limited (1)	Bermuda	N/A	N/A	N/A
Maritime Capital Shipping (HK) Limited (2)(3)	Hong Kong	N/A	N/A	N/A
Maritime Glory Shipping Limited (2)	British Virgin Islands	Clipper Glory	May 21, 2010	December 4, 2012
Maritime Grace Shipping Limited (2)	British Virgin Islands	Clipper Glory	May 21, 2010	October 15, 2012
Atlantic Grace Shipping Limited (11)	British Virgin Islands	N/A	N/A	N/A
Fellow Shipping Co. (1)	Marshall Islands	Fellowship	November 22, 2018	N/A
Champion Marine Co. (1)(9)	Liberia	N/A	N/A	N/A
Champion Marine Co. (1)(8)	Marshall Islands	N/A	N/A	N/A
Good Ocean Navigation Co. (1)(Note 6)	Liberia	Goodship	August 7, 2020	N/A

(1)	Subsidiaries wholly owned
(2)	Former vessel-owning subsidiaries owned by Maritime Capital Shipping Limited (or “MCS”)
(3)	Management companies
(4)	Chartering services company
(5)	Dormant companies
(6)	Previously known as Champion Ocean Navigation Co., of the Republic of Liberia and redomiciled to the Republic of Malta on May 23, 2018
(7)	Previously known as Partner Shipping Co., of the Republic of the Marshall Islands and redomiciled to the Republic of Malta on May 23, 2018
(8)	Bareboat charterers
(9)	Dissolved on October 23, 2020
(10)	Dissolved on December 22, 2020
(11)	Dissolved on April 30, 2020